Cash and Cash Equivalents - Schedule of Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 20,100	$ 15,508
Demand deposits	577	1,330
Total cash and cash equivalents	$ 20,677	$ 16,838	$ 21,433